INVESTMENTS (FIXED MATURITIES AVAILABLE FOR SALE) (Details) $ in Millions	Dec. 31, 2016 USD ($) securities	Dec. 31, 2015 USD ($) securities
Investments, Debt and Equity Securities [Abstract]
Number of positions in unrealized loss position | securities	794	810
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than Twelve Months, Fair Value	$ 9,702	$ 8,779
Less than 12 Months, Gross unrealized Losses	754	546
12 Months or Longer, Fair Value	652	929
12 Months or Longer, Gross unrealized Losses	105	194
Total Fair Value	10,354	9,708
Total Gross unrealized losses	$ 859	740
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Debt securities exposure in single issuer greater than stated percentage of total investments	0.30%
Amortized Cost	$ 32,236	31,235
Unrealized loss on available for sale securities	28
Amortized cost of trading securities	9,177	6,866
Trading securities, at fair value	9,134	6,886
Separate Account Equity Investment Carrying Value	63	82
Separate Account Equity Investment Cost	46	72
Subprime residential mortgage loans
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
RMBS backed residential mortgage loans	6	7
Alt residential mortgage loans
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
RMBS backed residential mortgage loans	5	6
Public corporate
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than Twelve Months, Fair Value	2,455	3,091
Less than 12 Months, Gross unrealized Losses	75	129
12 Months or Longer, Fair Value	113	359
12 Months or Longer, Gross unrealized Losses	6	73
Total Fair Value	2,568	3,450
Total Gross unrealized losses	81	202
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Exposure in single issuer of total investments	169	157
Amortized Cost	12,418	12,890
Private corporate
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than Twelve Months, Fair Value	1,483	1,926
Less than 12 Months, Gross unrealized Losses	38	102
12 Months or Longer, Fair Value	277	184
12 Months or Longer, Gross unrealized Losses	17	22
Total Fair Value	1,760	2,110
Total Gross unrealized losses	55	124
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized Cost	6,880	6,818
U.S. Treasury, government and agency
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than Twelve Months, Fair Value	5,356	3,538
Less than 12 Months, Gross unrealized Losses	624	305
12 Months or Longer, Fair Value	0	0
12 Months or Longer, Gross unrealized Losses	0	0
Total Fair Value	5,356	3,538
Total Gross unrealized losses	624	305
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized Cost	10,739	8,800
States and political subdivisions
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than Twelve Months, Fair Value	0	19
Less than 12 Months, Gross unrealized Losses	0	1
12 Months or Longer, Fair Value	18	0
12 Months or Longer, Gross unrealized Losses	2	0
Total Fair Value	18	19
Total Gross unrealized losses	2	1
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized Cost	432	437
Foreign governments
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than Twelve Months, Fair Value	73	73
Less than 12 Months, Gross unrealized Losses	3	7
12 Months or Longer, Fair Value	49	39
12 Months or Longer, Gross unrealized Losses	11	11
Total Fair Value	122	112
Total Gross unrealized losses	14	18
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized Cost	375	397
Commercial mortgage-backed
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than Twelve Months, Fair Value	66	67
Less than 12 Months, Gross unrealized Losses	5	2
12 Months or Longer, Fair Value	171	261
12 Months or Longer, Gross unrealized Losses	67	85
Total Fair Value	237	328
Total Gross unrealized losses	72	87
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized Cost	415	591
Residential mortgage-backed
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than Twelve Months, Fair Value	47	11
Less than 12 Months, Gross unrealized Losses	0	0
12 Months or Longer, Fair Value	4	29
12 Months or Longer, Gross unrealized Losses	0	0
Total Fair Value	51	40
Total Gross unrealized losses	0	0
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized Cost	294	608
Asset-backed
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than Twelve Months, Fair Value	4	11
Less than 12 Months, Gross unrealized Losses	0	0
12 Months or Longer, Fair Value	8	17
12 Months or Longer, Gross unrealized Losses	1	1
Total Fair Value	12	28
Total Gross unrealized losses	1	1
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized Cost	51	68
Redeemable preferred stock
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than Twelve Months, Fair Value	218	43
Less than 12 Months, Gross unrealized Losses	9	0
12 Months or Longer, Fair Value	12	40
12 Months or Longer, Gross unrealized Losses	1	2
Total Fair Value	230	83
Total Gross unrealized losses	10	2
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized Cost	519	592
Fixed maturities
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized Cost	32,123	31,201
Unrealized loss on available for sale securities	447	690
Carrying value of fixed maturities non-income producing	5
Fixed maturities | Other Than Investment Grade | External Credit Rating, Non Investment Grade
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Available-for-sale securities, amortized cost basis other than investment grade	$ 1,574	$ 1,310
Percentage of available for sale securities	4.90%	4.20%
Unrealized loss on available for sale securities		$ 97